Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Minimum payments under non-cancellable operating leases capitalized software licenses and purchase commitments
As of December 31, 2013, we had committed to make the following minimum payments under our non-cancellable operating leases, capitalized software licenses and purchase commitments:

	Operating Leases	Capitalized Software Licenses	Purchase Commitments
2014	$96	$44	$102
2015	81	43	46
2016	60	26	31
2017	44	—	24
2018	32	—	8
Thereafter	100	—	22